INCOME TAXES (Details)	Dec. 31, 2015 USD ($)
Deferred tax assets:
Net operating loss carry forwards	$ 713,603
Allowance for uncollectible accounts	16,632
Stock-based compensation	142,284
Other accruals	95,040
Charitable contributions	7,715
Compensation costs	11,286
Valuation allowance	(986,560)
Net deferred tax asset	$ 0